Stock-Based Incentive Compensation Plans Stock-Based Incentive Compensation Plans - RSU (Detail) - 2006 Equity Incentive Plan (EIP) [Member] - Restricted Stock Units (RSUs) [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015
Units [Roll Forward]
Beginning balance, Units	66
Granted, Units	23
Converted, Units	(13)
Ending balance, Units	76	66
Weighted Average Fair Value At Period End [Roll Forward]
Beginning balance, Weighted-Average Fair Value (in dollars per unit)	$ 58.51
Granted, Weighted-Average Fair Value (in dollars per unit)	67.95
Converted, Weighted-Average Fair Value (in dollars per unit)	61.47
Ending balance, Weighted-Average Fair Value (in dollars per unit)	$ 60.90	$ 58.51
Fair value of awards vested in period	$ 5.1	$ 4.5